Significant Accounting Policies (Details) - Schedule of activities of the crypto currencies	6 Months Ended
Jun. 30, 2021 USD ($)
Schedule of activities of the crypto currencies [Abstract]
Crypto currencies beginning balance
Additions of crypto currencies	201,152
Realized gain on sale of crypto currencies
Impairment of crypto currencies
Sale of crypto currencies
Crypto currencies ending balance	$ 201,152